Interest, advances and promissory notes payable (Details) - Interest Payable - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest Payable [Abstract]
Relatives of directors	$ 3,035,643	$ 2,876,280	$ 2,554,655	$ 2,255,529
Non-related parties	2,595,188	2,488,717	2,281,472	2,051,727
Total	$ 5,630,831	$ 5,364,997	$ 4,836,127	$ 4,307,256	$ 3,629,913